SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Geographic Areas, Revenues from External Customers [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 17:-SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.The Company applies ASC topic 280, “Segment Reporting”, (“ASC 820”). The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.The following tables present total revenues for the years ended December 31, 2019, 2020 and 2021 and long-lived assets as of December 31, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
Revenues:

North America	$42,474	$38,165	$47,505
Europe	42,439	44,832	47,382
Africa	25,614	23,497	23,165
Asia-Pacific and Middle East	53,948	47,677	32,008
India	49,748	62,047	86,088
Latin America	71,360	46,663	54,618

	$285,583	$262,881	$290,766

Long-lived assets, net:

	December 31,
	2020	2021

Israel	$28,312	$42,192
Others	10,216	7,424
Total long-lived assets, net (*)	$38,528	$49,616

(*)	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.

F - 45

CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 17:-SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Cont.)

c.Major customer data as a percentage of total revenues:

In 2021, the Company had revenues from two customers that represent two a group of affiliated companies equaling 18.77% and a single customer equaling 11.37% of total revenues. In 2020, the company had revenues from a single customer that represents group of affiliated companies equaling 22.1% of total revenues. In 2019, the Company had revenues from two customers that represent two groups of affiliated companies equaling 14.0% and 11.8% of total revenues.